Business Acquisition and Contingent Consideration (Allocated Payables) - Schedule of Contingent Consideration Balance Due (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Business Combinations [Abstract]
Payable to BSC	$ 831,632	$ 409,861	$ 180,597
Contingent Payable to BSC - current	440,663	408,531
Contingent Payable to BSC - long term	$ 590,516	$ 764,123